Financial and capital risk management (Details 5) $ in Millions	Jun. 30, 2025 USD ($)
Depreciation [Member] | Risk Depreciation Price [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 477
Depreciation [Member] | Risk Depreciation Price [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1,125)
Depreciation [Member] | Risk Depreciation Price [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2,728)
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	477
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	316
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	130
Interest Rate [Member] | Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	477
Interest Rate [Member] | Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	89
Interest Rate [Member] | Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(227)
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	477
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	475
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	472
IPCA Index [Member] | IPCA Index Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	477
IPCA Index [Member] | IPCA Index Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	236
IPCA Index [Member] | IPCA Index Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	26
SOFR Interest Rate [Member] | SOFR Interest Rate Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	477
SOFR Interest Rate [Member] | SOFR Interest Rate Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	442
SOFR Interest Rate [Member] | SOFR Interest Rate Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	405
US Treasury Rate [Member] | US Treasury Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	477
US Treasury Rate [Member] | US Treasury Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	478
US Treasury Rate [Member] | US Treasury Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 478